Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001823878
Registrant Name	PLAYSTUDIOS, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES